FILED PURSUANT TO RULE 497(e)
REGISTRATION FILE NO. 33-40682

                                               February 26, 1996



                     THE LAZARD FUNDS, INC.
        Supplement to Prospectus Dated December 30, 1995

          Shares of the Lazard Emerging World Funds Portfolio currently are not being offered.